CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2010
Revenue		$ 3,885,020	$ 1,560,633
Costs sales		3,772,084	1,504,095
Gross margin		112,936	56,538
Operating expenses:
Research and development	43,066	533,403	242,605
Marketing and sales	71,086	509,948	358,402
General and administrative	1,925,595	5,669,352	5,620,137
Depreciation and amortization	74,194	114,194	268,006
Total operating costs and expenses	2,113,941	6,826,897	6,489,150
Loss from operations	(2,113,941)	(6,713,961)	(6,432,612)
Other expenses:
Interest expense	27,052	156,645	107,276
Amortization of debt discounts	133,786	1,196,591	564,365
Gain from change in fair value of derivative liability		(5,392)
Total other expenses	160,838	1,347,844	671,641
Loss before provision for income taxes	(2,274,779)	(8,061,805)	(7,104,253)
Provision for income taxes
Net loss	(2,274,779)	(8,061,805)	(7,104,253)
Accretion of preferred dividends and beneficial conversion feature		(624,833)
Net loss attributable to common shareholders	$ (2,274,779)	$ (8,686,638)	$ (7,104,253)
Weighted average common shares - basic and diluted	23,042,108	24,352,072	20,752,217
Basic and diluted net loss per share	$ (0.10)	$ (0.36)	$ (0.34)